Note 4 - Line-of-credit (Details) - USD ($)	6 Months Ended
	Dec. 31, 2015	Oct. 12, 2015
Line of Credit Facility, Maximum Borrowing Capacity	$ 90,000
Line of Credit Interest Rate	6.02%
Default interest rate	19.00%
Long-term Line of Credit		$ 0
Line of Credit Interest Expense	$ 650
Denmark, Kroner
Line of Credit Facility, Maximum Borrowing Capacity	$ 600,000